FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
NOTE 4:-	FAIR VALUE MEASUREMENT

The Company measures its marketable securities, foreign currency derivative contracts, investment in affiliated company (Iluminage Beauty Ltd.) and acquisition related contingent considerations at fair value. Marketable securities are classified within Level 1 or Level 2. This is because marketable securities are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts that are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. Investment in Iluminage Beauty Ltd. and liabilities with respect to contingent considerations are classified within Level 3 because these assets and liabilities are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant.

The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of December 31, 2016 and 2015:

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Assets:
Corporate debentures	$-	$27,349	$-	$27,349
Money markets funds	1,990	-	-	1,990
Foreign currency derivatives	-	569	-	569
Investment in affiliated company	-	-	15,730	15,730

Total	$1,990	$27,918	$15,730	$45,638

Liabilities:
Foreign currency derivatives	$-	$4	$-	$4

Total	$-	$4	$-	$4

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets:
Corporate debentures	$-	$24,398	$-	$24,398
Government sponsored enterprises	-	2,091	-	2,091
Money markets funds	3,480	-	-	3,480
Investment in affiliated company	-	-	19,800	19,800

Total	$3,480	$26,489	$19,800	$49,769

Liabilities:
Foreign currency derivatives	$-	$32	$-	$32
Contingent consideration	-	-	878	878

Total	$-	$32	$878	$910

The tables below present the changes in Level 3 and the investment in Iluminage Beauty measured on a recurring basis:

	December 31,
	2016	2015

Iluminage Beauty:
Fair value at the beginning of the year	$19,800	$20,130
Investment during the year	2,940	-
Changes in the fair value included in earnings	(7,010)	(330)

Fair value at the end of the year	$15,730	$19,800

The fair value of the Company equity interest in Iluminage Beauty (see Note 7) was calculated by the Company using the discounted cash flow and the Option Pricing Model method (OPM), which uses significant unobservable inputs such as cash flows to be generated from the underlying investment, discounted at a weighted average cost of capital of 20% and 21% for 2016 and 2015, respectively.

The table below presents the changes in Level 3 contingent consideration obligations measured on a recurring basis and related to business combinations of Cooltouch in March 2014 and RBT investment in May 2012:

	December 31,
	2016	2015

Fair value at the beginning of the year	$878	$4,983
Changes in the fair value of contingent consideration in RBT and Cooltouch, net	(878)	(4,105)

Fair value at the end of the year	$-	$878

The fair value of the contingent consideration related to the investment in RBT was $0 and $878 as of December 31, 2016 and 2015, respectively.

The fair value of the contingent consideration related to the investment in RBT was based on management's analysis, forecasts and estimates, regarding the probability that the revenues milestone will be achieved until 2018 and the Company will be required to pay the contingent consideration. The Company recorded a net income of $878 and $4,005 in 2016 and 2015 respectively, due to changes in fair value resulting from several factors including changes in discount periods and rates, changes in the timing and amount of revenue estimates and changes in probability assumptions with respect to the likelihood of achieving specified milestone criteria. The Company performed a fair value valuation of RBT reporting unit and of the contingent consideration at each reporting date. The valuation was approved by the Company's Audit Committee and Board of Directors after consideration of, among other things, a valuation report prepared by a third party appraisal firm. The valuation calculated by using the discounted projected performance of RBT reporting unit, which uses significant unobservable inputs, such as operating profit (loss) and revenue, discounted at a weighted average cost of capital of 17% for 2015 and 2016. In estimating the projected performance of RBT reporting unit, various assumptions were made based on the Company expectations, market research, historical results and growth and knowledge of the industry.

The fair value of the contingent consideration related to the investment in Cooltouch was $0 as of December 31, 2016 and 2015. The Company estimated the fair value of the contingent consideration using Monte Carlo simulation with a discounted rate of 16% and based on various probabilities for Cooltouch to meet the net revenues milestone until December 31, 2016 (refer to Note 1b1 for further details). On December 31, 2016 and December 31, 2015, the net revenue milestone for the payments of the $2,000, per each year, was not achieved and no payments to Cooltouch's shareholders were due. The Company recorded a net income of $100 in 2015 due to changes in fair value resulting from several factors including changes in discount periods and rates, changes in the timing and amount of revenue estimates and changes in probability assumptions with respect to the likelihood of achieving specified milestone criteria. During 2016 the contractual contingent was expired without requiring payment of the contingent consideration.

Changes in the contingent consideration are recorded in the statements of operations under other expenses (income), net.

Assets measured at fair value on a nonrecurring basis:

Level 3 assets measured on a nonrecurring basis at December 31, 2016 and 2015 consisted of intangible assets and goodwill. As of December 31, 2015, certain intangible assets and goodwill were written down to their estimated fair values of $2,937, resulting in an impairment charge of  $7,132, respectively. (See also Notes 9, 10 and 17).